VIA U.S. MAIL AND EDGAR

January 5, 2012

Jeffrey Riedler

Assistant Director

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ardea Biosciences, Inc.
Registration Statement on Form S-3
Filed December 23, 2011
File No. 333-178746

Dear Mr. Riedler:

On behalf of Ardea Biosciences, Inc. (“Ardea” or the “Company”), I confirm receipt on January 4, 2012 of your comment letter dated January 4, 2012, regarding the Company’s Registration Statement on Form S-3, as described above (the “Form S-3”). Set forth below is the text of the Staff’s comments in italics followed by our response to your comment letter.

Comment: 1.	Please amend your filing to incorporate by reference the Forms 8-K filed January 19, 2011, January 21, 2011 and December 22, 2011.

Response:	The Company acknowledges the Staff’s comment and has amended the Form S-3 as requested.

*  *  *  *  *

The Company acknowledges that:

•

should the Securities and Exchange Commission (the “Commission”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

4939 Directors Place, San Diego, CA 92121 Tel (858) 652-6500 Fax (858) 625-0745	www.ardeabio.com

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibilities for the adequacy and accuracy of the disclosure in the filing; and

•

the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (858) 652-6530 with any questions or further comments you may have regarding this letter.

Respectfully submitted,

/s/ Christian Waage
Christian Waage
General Counsel

Cc:	Barry D. Quart, Pharm.D., President & Chief Executive Officer
Kenneth J. Rollins, Cooley LLP

4939 Directors Place, San Diego, CA 92121 Tel (858) 652-6500 Fax (858) 625-0745	www.ardeabio.com